Real Estate Held for Sale (Details Narrative) $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($) ft²	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)
Book value of property	$ 292,528	$ 286,671	$ 268,932	$ 262,564
Windlass Run
Windlass Run Residential acres held for sale | ft²	74
Extension fee	$ 188
Book value of property	$ 4,826